Note 29 Shares of BBVA accepted in pledge (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares of BBVA accepted in pledge [Line Items]
Number of shares in pledge	29,372,853	39,407,590	43,018,382
Nominal value of shares of BBVA accepted in pledge	€ 0.49	€ 0.49	€ 0.49
Percentage of share capital of shares of BBVA accepted in pledge	0.44%	0.59%	0.65%